UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05407
Trust for Credit Unions

(Exact name of registrant as specified in charter)
4400 Computer Drive
Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:
Jay Johnson Callahan Financial Services, Inc. 1001 Connecticut Avenue NW, Suite 1001 Washington, DC 20036	Mary Jo Reilly, Esq. Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 342-5828
Date of fiscal year end: August 31
Date of reporting period: May 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
TRUST FOR CREDIT UNIONS
Money Market Portfolio
Portfolio of Investments — May 31, 2011 (unaudited)

Par Value		Value
U.S. GOVERNMENT AGENCY SECURITIES - 47.75%

	Federal Farm Credit Bank - 9.21%
$2,000,000	0.118%, 07/15/11 (a)	$1,999,879
3,000,000	0.137%, 11/17/11 (a)	2,999,581
3,000,000	0.254%, 11/28/11 (a)	2,999,948
3,000,000	0.146%, 12/14/11 (a)	2,999,441
3,000,000	0.150%, 01/12/12 (a)	2,999,630
1,300,000	0.257%, 01/13/12 (a)	1,299,776
500,000	0.332%, 12/14/12 (a)	500,000

		15,798,255

	Federal Home Loan Bank - 8.60%
3,000,000	0.760%, 07/19/11	3,000,920
1,500,000	0.144%, 07/26/11 (a)	1,499,886
3,450,000	0.700%, 09/02/11	3,453,058
2,400,000	0.163%, 09/26/11 (a)	2,400,402
2,000,000	0.300%, 09/29/11	1,999,975
400,000	0.300%, 09/30/11	399,995
2,000,000	0.260%, 11/22/11	1,999,582

		14,753,818

	Federal Home Loan Mortgage Corporation - 11.87%
6,356,000	0.202%, 08/05/11 (a)	6,355,896
4,000,000	0.100%, 08/10/11 (b)	3,999,222
10,000,000	0.110%, 09/16/11 (b)	9,996,731

		20,351,849

	Federal National Mortgage Association - 18.07%
7,500,000	0.502%, 06/01/11 (b)	7,500,000
4,600,000	0.321%, 08/01/11 (b)	4,597,506
6,000,000	0.120%, 08/22/11 (b)	5,998,360
10,900,000	0.102%, 10/12/11 (b)	10,895,973
2,000,000	0.269%, 12/20/12 (a)	1,999,372

		30,991,211

	Total U.S. Government Agency Securities (Cost $81,895,133)	81,895,133

U.S. GOVERNMENT-BACKED OBLIGATIONS (c) - 4.79%
100,000	Citibank N.A. 0.285%, 07/12/11 (a)	100,008
1,000,000	Citigroup Funding 0.260%, 06/03/11 (a)	1,000,001
5,000,000	JPMorgan Chase Bank N.A. 0.235%, 06/21/12 (a)	5,000,000
2,100,000	Wells Fargo & Co. 1.152%, 12/09/11 (a)	2,110,106

	Total U.S. Government-Backed Obligations (Cost $8,210,115)	8,210,115

REPURCHASE AGREEMENTS - 47.46%
41,400,000	Deutsche Bank, 0.140%, Dated 05/31/11, matures 06/01/11, repurchase price $41,400,161 (collateralized by a U.S. Government Obligation with an interest rate of 4.00% due 01/15/41, total market value $42,228,001)	41,400,000
40,000,000	UBS, 0.150%, Dated 05/31/11, matures 06/01/11, repurchase price $40,000,167 (collateralized by a U.S. Government Obligation with an interest rate of 4.00% due 09/01/25, total market value $40,800,001)	40,000,000

	Total Repurchase Agreements (Cost $81,400,000)	81,400,000

	Total Investments - 100.00% (Cost $171,505,248)	171,505,248

	Net Other Assets and Liabilities - 0.00%	(1,502)

	Net Assets - 100.00%	$171,503,746

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2011. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Discount Note. Rate shown is yield at time of purchase.

(c)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United States government. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $8,210,115, which represents approximately 4.8% of net assets as of May 31, 2011.
See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Government Portfolio
Portfolio of Investments — May 31, 2011 (unaudited)

Par Value		Value
ASSET-BACKED SECURITIES - 0.33%

	Federal National Mortgage Association - 0.33%
$182,062	Series 2001-W4, Class AV1 0.474%, 02/25/32 (a)	$172,134
325,131	Series 2002-W2, Class AV1 0.454%, 06/25/32 (a)	322,764
1,223,400	Series 2002-T7, Class A1 0.414%, 07/25/32 (a)	1,194,376

	Total Asset-Backed Securities (Cost $1,730,764)	1,689,274

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.62%

	Federal Home Loan Mortgage Corporation REMIC - 0.14%
26,551	Series 1009, Class D 0.850%, 10/15/20 (a)	26,553
79,722	Series 1066, Class P 1.150%, 04/15/21 (a)	80,855
124,216	Series 1222, Class P 2.840%, 03/15/22 (a) (b)	128,564
283,627	Series 1250, Class J 7.000%, 05/15/22 (b)	320,759
136,125	Series 1448, Class F 1.650%, 12/15/22 (a) (d)	139,911

		696,642

	Federal National Mortgage Association REMIC - 1.53%
704,855	Series 1993-225, Class WC 6.500%, 12/25/13 (b)	740,505
2,500,000	Series 2009-M2, Class A2 3.334%, 01/25/19 (d)	2,623,725
521,171	Series 1990-145, Class A 1.289%, 12/25/20 (a)	524,210
739,862	Series 1991-67, Class J 7.500%, 08/25/21 (b)	846,331
631,777	Series 1992-137, Class F 1.219%, 08/25/22 (a)	642,222
688,564	Series 1993-27, Class F 1.369%, 02/25/23 (a) (c)	701,332
325,759	Series 1998-21, Class F 0.610%, 03/25/28 (a)	326,169
576,823	Series 2000-16, Class ZG 8.500%, 06/25/30 (d)	669,840
640,840	Series 2000-32, Class Z 7.500%, 10/18/30	749,506

		7,823,840

	National Credit Union Administration - 2.95%
1,617,800	Series 2010-R2, Class 1A 0.576%, 11/06/17 (a)	1,618,306
960,958	Series 2011-R1, Class 1A 0.656%, 01/08/20 (a)	962,160
3,192,618	Series 2011-R2, Class 1A 0.606%, 02/06/20 (a)	3,192,618
1,908,391	Series 2011-R4, Class 1A 0.586%, 03/06/20 (a)	1,908,987
1,628,679	Series 2011-R3, Class 1A 0.604%, 03/11/20 (a)	1,628,679
1,951,828	Series 2011-R5, Class 1A 0.590%, 04/06/20 (a)	1,951,828
2,000,000	Series 2011-R6, Class 1A 0.593%, 05/07/20 (a)	2,000,000
813,896	Series 2010-R1, Class 1A 0.660%, 10/07/20 (a)	815,040
305,581	Series 2010-R1, Class 2A 1.840%, 10/07/20 (d)	307,300
698,021	Series 2010-A1, Class A 0.554%, 12/07/20 (a) (c)	699,149

		15,084,067

	Total Collateralized Mortgage Obligations (Cost $23,366,242)	23,604,549

MORTGAGE-BACKED OBLIGATIONS - 13.85%

	Federal Home Loan Mortgage Corporation - 4.51%
214,795	2.309%, 02/01/18 (a)	216,615
354,431	4.206%, 11/01/18 (a)	363,456
1,504,343	6.876%, 11/01/19 (a)	1,603,771
86,115	1.652%, 11/01/22 (a)	87,658
189,211	1.832%, 11/01/22 (a)	193,637
119,880	2.401%, 10/01/24 (a)	124,085
216,500	4.543%, 10/01/25 (a)	225,002
661,075	5.348%, 08/01/28 (a)	704,665
84,301	1.858%, 07/01/29 (a)	86,621
426,087	2.765%, 05/01/31 (a)	447,468
13,496,307	2.500%, 03/01/35 (a)	14,151,960
4,607,315	2.496%, 04/01/35 (a)	4,830,596

		23,035,534

	Federal Home Loan Mortgage Corporation Gold - 0.56%
131,626	6.500%, 09/01/13	144,753
123,065	6.500%, 10/01/13	135,213
36,845	6.500%, 05/01/14	40,520
64,955	6.500%, 06/01/14	71,433
287,795	6.000%, 12/01/14	298,033
245,271	8.000%, 12/01/15	269,107
224,884	6.000%, 03/01/16	244,796
58,135	6.500%, 07/01/16	63,933
512,969	5.000%, 10/01/17	552,292
591,756	5.000%, 11/01/17	635,110
344,625	5.500%, 01/01/20	375,975
14,981	4.500%, 07/01/23	15,895

		2,847,060

	Federal National Mortgage Association - 7.85%
30,369	5.001%, 10/01/13 (a)	30,964
178,207	8.500%, 04/01/16	196,088
109,336	4.112%, 07/01/17 (a)	114,622
82,361	1.822%, 11/01/17 (a)	83,155
145,588	2.193%, 11/01/17 (a)	148,133
82,933	2.442%, 11/01/17 (a)	84,637
209,567	2.130%, 03/01/18 (a)	212,735
2,193,138	2.800%, 03/01/18	2,177,440
4,594,426	3.620%, 03/01/18	4,748,965
47,350	2.045%, 05/01/18 (a)	48,247
950,000	3.840%, 05/01/18	987,960
80,877	2.208%, 06/01/18 (a)	80,885
1,255,589	2.780%, 10/01/18 (a)	1,279,398
44,981	3.025%, 02/01/19 (a)	46,312
70,577	2.068%, 05/01/19 (a)	71,873
137,273	6.864%, 12/01/19 (a)	146,211
199,351	1.946%, 01/01/20 (a)	201,679
28,473	5.000%, 01/01/20	30,766
106,890	2.160%, 05/01/20 (a)	110,682
See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Government Portfolio
Portfolio of Investments (continued) — May 31, 2011 (unaudited)

Par Value		Value
	Federal National Mortgage Association - (continued)
$335,790	5.710%, 05/01/20 (a)	$357,932
1,097,270	3.416%, 10/01/20	1,092,597
1,595,920	3.375%, 11/01/20	1,583,280
897,836	3.632%, 12/01/20	904,947
573,489	6.500%, 02/01/22 (a)	611,394
68,764	4.717%, 01/01/23 (a)	71,147
199,175	3.145%, 03/01/24 (a)	204,602
35,079	2.985%, 04/01/25 (a)	37,106
245,975	5.696%, 10/01/25 (a)	262,194
576,584	3.370%, 02/01/27 (a)	607,578
198,904	2.165%, 07/01/27 (a)	203,824
295,171	2.801%, 07/01/27 (a)	303,836
316,468	4.678%, 01/01/29 (a)	342,972
83,019	4.656%, 02/01/29 (a)	89,971
5,389,232	3.222%, 08/01/29 (a)	5,548,963
104,157	2.513%, 07/01/31 (a)	108,665
98,695	2.630%, 07/01/32 (a)	103,432
67,978	3.005%, 07/01/32 (a)	71,103
309,936	2.965%, 09/01/32 (a)	328,703
704,107	2.417%, 01/01/33 (a)	730,991
137,557	2.542%, 06/01/33 (a)	144,025
2,034,216	4.611%, 08/01/33 (a)	2,204,582
1,045,592	2.321%, 04/01/34 (a)	1,089,903
568,143	2.719%, 07/01/34 (a)	593,755
755,805	2.719%, 08/01/34 (a)	789,994
2,790,414	2.445%, 06/01/35 (a)	2,927,841
3,057,790	2.708%, 04/01/37 (a)	3,178,567
2,428,607	5.694%, 07/01/37 (a)	2,587,176
430,471	6.581%, 09/01/37 (a)	462,437
688,083	6.500%, 11/01/37	777,999
971,184	2.719%, 08/01/44 (a)	1,015,190

		40,137,458

	Government National Mortgage Association - 0.93%
90,117	7.000%, 04/15/26	104,385
476,805	2.500%, 04/20/34 (a)	501,824
2,197,847	2.250%, 06/20/34 (a)	2,267,291
1,835,068	2.625%, 08/20/34 (a)	1,898,072

		4,771,572

	Total Mortgage-Backed Obligations (Cost $69,379,385)	70,791,624

AGENCY DEBENTURES - 19.63%
3,000,000	Federal Home Loan Bank 0.143%, 08/01/11 (a)	2,999,898
55,500,000	Federal Home Loan Bank 0.253%, 10/13/11 (a)	55,508,140
9,000,000	Federal Home Loan Mortgage Corp 5.350%, 09/14/12	9,016,497
26,000,000	Federal Home Loan Mortgage Corp 0.143%, 06/03/13 (a)	26,000,000
127,115	Small Business Administration 1.075%, 03/25/14 (a)	127,144
6,750,000	Sri Lanka Government Aid Bond 0.283%, 11/01/24 (a)	6,709,500

	Total Agency Debentures (Cost $100,633,374)	100,361,179

U.S. TREASURY OBLIGATIONS - 19.41%

	United States Treasury Bills - 8.51%
21,300,000	0.000%, 10/20/11	21,293,589
22,200,000	0.000%, 03/08/12	22,177,489

		43,471,078

	United States Treasury Notes & Bonds - 10.90%
42,600,000	1.000%, 12/31/11	42,811,339
12,900,000	0.500%, 05/31/13	12,910,078

		55,721,417

	Total U.S. Treasury Obligations (Cost $99,119,406)	99,192,495

U.S. GOVERNMENT-BACKED OBLIGATIONS (e) - 1.74%
2,500,000	FDIC Structured Sale Guaranteed Notes Series 2010-L1A, Zero coupon, 10/25/11	2,494,646
3,597,993	FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A, 0.761%, 02/25/48 (a)	3,593,157
2,700,000	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series K011, Class A2, 4.084%, 11/25/20	2,784,862

	Total U.S. Government-Backed Obligations (Cost $8,809,306)	8,872,665

REPURCHASE AGREEMENT - 47.85%
244,600,000	Merrill Lynch, 0.100%, Dated 05/31/11, matures 06/01/11, repurchase price $244,600,679 (collateralized by U.S. Treasury Obligations with interest rates of 2.875% - 3.000% due 07/15/12 - 01/31/13, total market value $249,492,078)	244,600,000

	Total Repurchase Agreement (Cost $244,600,000)	244,600,000

	Total Investments - 107.43% (Cost $547,638,477) (f)	549,111,786

	Net Other Assets and Liabilities - (7.43)%	(37,985,644)

	Net Assets - 100.00%	$511,126,142

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2011. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	The security has PAC (Planned Amortization Class) collateral.

(c)	The security has Support collateral.

(d)	This security has Sequential collateral.

(e)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United States Government. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $8,872,665, which represents approximately 1.7% of net assets as of May 31, 2011.

(f)	Cost for U.S. federal income tax purposes is $547,638,477. As of May 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,860,627 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $387,318.
See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments — May 31, 2011 (unaudited)

Par Value		Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.51%

	Federal Home Loan Mortgage Corporation - 0.77%
$3,300,000	Series K011, Class A2 4.084%, 11/25/20 (a) (c)	$3,403,720

		3,403,720

	Federal Home Loan Mortgage Corporation REMIC - 1.12%
317,625	Series 1448, Class F 1.650%, 12/15/22 (a) (c)	326,459
591,599	Series 1980, Class Z 7.000%, 07/15/27 (c)	677,909
3,287,426	Series 2236, Class Z 8.500%, 06/15/30 (c)	3,958,174

		4,962,542

	Federal National Mortgage Association REMIC - 1.24%
216,855	Series 2001-42, Class HG 10.000%, 09/25/16	245,380
123,071	Series 1988-12, Class A 4.053%, 02/25/18 (a)	130,462
710,637	Series G92-44, Class Z 8.000%, 07/25/22	798,037
4,099,114	Series 2010-103, Class MA 4.000%, 03/25/30 (b)	4,301,520

		5,475,399

	National Credit Union Administration - 2.09%
	National Credit Union Administration
1,547,936	Series 2011-R2, Class 1A 0.606%, 02/06/20 (a)	1,547,936
1,908,391	Series 2011-R4, Class 1A 0.586%, 03/06/20 (a)	1,908,987
1,820,288	Series 2011-R3, Class 1A 0.604%, 03/11/20 (a)	1,820,288
1,951,828	Series 2011-R5, Class 1A 0.590%, 04/06/20 (a)	1,951,828
2,000,000	Series 2011-R6, Class 1A 0.593%, 05/07/20 (a)	2,000,000

		9,229,039

	Private - 2.29%
	Adjustable Rate Mortgage Trust
818,070	Series 2004-4, Class 1A1 2.653%, 03/25/35 (a)	698,480
	Banc of America Mortgage Securities
116,159	Series 2004-D, Class 1A1 2.748%, 05/25/34 (a)	104,428
	BCAP LLC Trust
3,775	Series 2006-RR1, Class CF 0.834%, 11/25/36 (a)	3,772
	Countrywide Home Loans
31,737	Series 2003-37, Class 1A1 3.321%, 08/25/33 (a)	29,050
	Indymac Index Mortgage Loan Trust
548,551	Series 2004-AR4, Class 1A 2.079%, 08/25/34 (a) (c)	408,385
	Merrill Lynch Mortgage Investors, Inc.
80,658	Series 2003-A4, Class 1A 2.698%, 07/25/33 (a)	77,669
	Salomon Brothers Mortgage Securities VII, Inc.
64,121	Series 1994-20, Class A 2.734%, 12/25/24 (a)	61,539
	Structured Adjustable Rate Mortgage Loan
126,715	Series 2004-2, Class 2A 2.702%, 03/25/34 (a)	112,548
273,199	Series 2004-5, Class 1A 2.692%, 05/25/34 (a) (c)	254,536
	Structured Asset Securities Corp.
1,028,840	Series 2003-34A, Class 3A3 2.575%, 11/25/33 (a)	995,708
	Washington Mutual Mortgage Pass-Through Certificates
540,164	Series 2003-AR6, Class A1 2.678%, 06/25/33 (a)	542,185
3,473,423	Series 2005-AR12, Class 1A8 2.724%, 10/25/35 (a)	2,978,740
	Wells Fargo Mortgage Backed Securities Trust
4,140,149	Series 2005-AR4, Class 2A2 2.752%, 04/25/35 (a)	3,889,813

		10,156,853

	Total Collateralized Mortgage Obligations (Cost $33,789,148)	33,227,553

MORTGAGE-BACKED OBLIGATIONS - 22.50%

	Federal Home Loan Mortgage Corporation - 2.57%
1,048,767	2.520%, 01/01/34 (a)	1,095,999
252,261	2.761%, 11/01/34 (a)	264,710
5,715,403	2.496%, 04/01/35 (a)	5,992,385
2,220,669	2.550%, 08/01/35 (a)	2,327,926
1,593,799	2.532%, 05/01/36 (a)	1,669,450

		11,350,470

	Federal Home Loan Mortgage Corporation Gold - 5.07%
1,694	7.000%, 03/01/12	1,735
28,005	7.000%, 12/01/12	28,082
7,157	8.000%, 07/01/14	7,243
2,645,160	4.500%, 03/01/15	2,742,490
4,090	7.000%, 03/01/15	4,381
60,204	8.000%, 09/01/17	68,715
541,468	5.000%, 10/01/17	582,976
624,632	5.000%, 11/01/17	670,393
466,824	8.000%, 11/01/17	527,813
454,583	5.500%, 03/01/18	492,482
212,957	5.500%, 04/01/18	230,754
276,676	6.500%, 05/01/18	307,312
32,104	6.000%, 10/01/18	35,239
9,443	6.000%, 11/01/18	10,379
1,891,831	5.500%, 02/01/19	2,051,750
364,897	5.500%, 01/01/20	398,091
6,401,170	5.000%, 04/01/20	6,918,598
7,057,826	3.500%, 08/01/20	7,370,735

		22,449,168

	Federal National Mortgage Association - 14.64%
150,713	6.000%, 01/01/12	153,537
35,479	6.000%, 04/01/12	36,278
105,442	6.000%, 05/01/12	108,014
213,657	6.000%, 06/01/12	219,260
6,929	7.500%, 07/01/12	6,955
250,187	6.000%, 09/01/12	257,640
641,961	5.500%, 01/01/13	661,782
1,268	8.000%, 01/01/13	1,287
7,573	6.000%, 02/01/18	8,300
See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) — May 31, 2011 (unaudited)

Par Value		Value
	Federal National Mortgage Association - (continued)
$1,295,945	2.800%, 03/01/18	$1,286,669
950,000	3.840%, 05/01/18	987,960
1,592,169	5.500%, 05/01/18	1,727,777
84,124	6.000%, 05/01/18	92,197
556,474	5.500%, 06/01/18	603,518
5,132	6.000%, 08/01/18	5,624
5,270	6.000%, 09/01/18	5,775
439,374	5.500%, 10/01/18	477,561
576,462	5.500%, 11/01/18	626,213
482,724	6.000%, 11/01/18	529,046
37,487	5.500%, 12/01/18	40,745
861,156	6.000%, 12/01/18	943,792
696,857	6.000%, 01/01/19	763,727
3,250,000	3.334%, 01/25/19 (c)	3,410,842
10,172	6.000%, 02/01/19	11,149
228,031	6.000%, 04/01/19	249,913
55,278	6.000%, 05/01/19	60,583
798,014	3.416%, 10/01/20	794,616
1,097,195	3.375%, 11/01/20	1,088,505
598,557	3.632%, 12/01/20	603,298
1,596,713	4.301%, 01/01/21	1,678,128
115,375	6.000%, 10/01/23	127,809
402,549	7.000%, 08/01/28	460,919
795,970	7.000%, 11/01/28	915,509
64,712	7.000%, 02/01/32	73,746
149,686	6.053%, 05/01/32 (a)	159,579
217,302	7.000%, 05/01/32	250,658
318,286	2.965%, 09/01/32 (a)	337,558
156,330	7.000%, 09/01/32	178,691
1,669,085	2.669%, 07/01/33 (a)	1,747,689
908,996	2.658%, 11/01/33 (a)	947,414
2,023,501	2.465%, 12/01/33 (a)	2,119,775
740,554	2.759%, 03/01/34 (a)	774,047
850,496	2.308%, 04/01/34 (a)	883,998
342,762	2.560%, 08/01/34 (a)	358,562
1,769,827	2.086%, 10/01/34 (a)	1,855,544
582,889	2.736%, 10/01/34 (a)	609,491
5,344,104	2.040%, 01/01/35 (a)	5,577,266
5,060,137	2.055%, 01/01/35 (a)	5,298,181
552,467	2.375%, 03/01/35 (a)	575,748
2,388,317	2.595%, 04/01/35 (a)	2,499,551
1,404,270	2.193%, 05/01/35 (a)	1,461,710
868,086	2.346%, 05/01/35 (a)	901,597
1,503,657	2.562%, 05/01/35 (a)	1,581,311
845,141	1.914%, 06/01/35 (a)	871,804
3,069,455	2.445%, 06/01/35 (a)	3,220,625
1,542,725	2.013%, 08/01/35 (a)	1,590,278
2,486,597	2.810%, 08/01/35 (a)	2,602,957
3,389,005	2.772%, 09/01/35 (a)	3,564,069
1,375,125	3.604%, 09/01/35 (a)	1,465,798
661,712	2.396%, 10/01/35 (a)	692,827
1,908,229	2.487%, 03/01/36 (a)	1,997,468
1,555,227	2.791%, 04/01/36 (a)	1,609,228

		64,752,098

	Government National Mortgage Association - 0.22%
982	8.500%, 09/15/11	985
2,656	8.500%, 10/15/11	2,670
1,792	8.500%, 03/15/12	1,800
946,698	1.750%, 12/20/34 (a)	977,345

		982,800

	Total Mortgage-Backed Obligations (Cost $96,775,450)	99,534,536

AGENCY DEBENTURES - 6.37%

	Federal Home Loan Bank - 3.55%
2,700,000	1.750%, 08/22/12	2,747,301
2,900,000	2.000%, 09/14/12	2,962,156
9,800,000	1.750%, 12/14/12	9,997,725

		15,707,182

	Federal Home Loan Mortgage Corporation - 2.82%
5,000,000	4.580%, 11/19/13	5,475,670
6,900,000	1.375%, 02/25/14	6,993,668

		12,469,338

	Total Agency Debentures (Cost $27,749,806)	28,176,520

U.S. TREASURY OBLIGATIONS - 60.96%

	United States Treasury Notes & Bonds - 60.96%
25,900,000	0.375%, 09/30/12	25,935,405
36,900,000	1.375%, 10/15/12	37,447,744
48,100,000	0.375%, 10/31/12	48,152,621
19,100,000	0.625%, 01/31/13	19,182,818
24,400,000	0.750%, 03/31/13	24,550,548
89,600,000	0.625%, 04/30/13	89,921,664
24,500,000	0.500%, 05/31/13	24,519,141

		269,709,941

	Total U.S. Treasury Obligations (Cost $268,361,735)	269,709,941

U.S. GOVERNMENT-BACKED OBLIGATIONS (d) - 2.15%
9,000,000	Private Export Funding Corp 3.550%, 04/15/13	9,501,291

	Total U.S. Government-Backed Obligations (Cost $9,289,035)	9,501,291

REPURCHASE AGREEMENT - 5.83%
25,800,000	UBS, 0.110%, Dated 05/31/11, matures 06/01/11, repurchase price $25,800,079 (collateralized by a U.S. Treasury Note with an interest rate of 1.000% due 05/15/14, total market value $26,316,052)	25,800,000

	Total Repurchase Agreement (Cost $25,800,000)	25,800,000

	Total Investments - 105.32% (Cost $461,765,174 ) (e)	465,949,841

	Net Other Assets and Liabilities - (5.32)%	(23,535,100)

	Net Assets - 100.00%	$442,414,741

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) — May 31, 2011 (unaudited)

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2011. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	The security has PAC (Planned Amortization Class) collateral.

(c)	This security has Sequential collateral.

(d)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United States Government. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $9,501,291, which represents approximately 2.2% of net assets as of May 31, 2011.

(e)	Cost for U.S. federal income tax purposes is $461,765,174. As of May 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,180,170 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $995,503.
See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS
NOTES TO PORTFOLIO OF INVESTMENTS
May 31, 2011 (Unaudited)
A. Investment Valuation
For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.
The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1 — quoted prices in active markets for identical securities
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
At the end of each calendar quarter, management evaluates the Levels 2 and 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the nine months ended May 31, 2011, there were no transfers between Levels 1 and 2 for the Portfolios.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of inputs used to value each Portfolio’s net assets as of May 31, 2011 is as follows:

Money Market Portfolio
			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	05/31/11	Quoted Price	Inputs	Inputs

Total Investments *	$171,505,248	$—	$171,505,248	$—

*	Please refer to Schedule of Investments for security type breakout.

TRUST FOR CREDIT UNIONS
NOTES TO PORTFOLIO OF INVESTMENTS — (continued)
May 31, 2011 (Unaudited)

	Ultra-Short Duration Government Portfolio
			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	05/31/11	Quoted Price	Inputs	Inputs

Asset-Backed Securities	$1,689,274	$—	$1,689,274	$—
Collateralized Mortgage Obligations	23,604,549	—	23,604,549	—
Mortgage-Backed Obligations	70,791,624	—	70,791,624	—
Agency Debentures	100,361,179	—	93,651,679	6,709,500
U.S. Treasury Obligations	99,192,495	—	99,192,495	—
U.S. Government-Backed Obligations	8,872,665	—	8,872,665	—
Repurchase Agreement	244,600,000	—	244,600,000	—

	$549,111,786	$—	$542,402,286	$6,709,500

Short Duration Portfolio
			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	05/31/11	Quoted Price	Inputs	Inputs

Total Investments *	$465,949,841	$—	$465,949,841	$—

*	Please refer to Schedule of Investments for security type breakout.
The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of May 31, 2011:

Ultra-Short Duration Government Portfolio
Fair Value as of August 31, 2010	$—
Transfers in (out) of Level 3	7,141,250
Net purchases (sales)	(250,000)
Total net realized gains (losses)	—
Total change in unrealized appreciation (depreciation)	(181,750)

Fair Value as of May 31, 2011	$6,709,500

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.
B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
C. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults

TRUST FOR CREDIT UNIONS
NOTES TO PORTFOLIO OF INVESTMENTS — (continued)
May 31, 2011 (Unaudited)
or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.
D. When-Issued Securities
Consistent with National Credit Union Administration (“NCUA’’) rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Portfolios did not have when-issued transactions during the period ended May 31, 2011.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Trust for Credit Unions
By (Signature and Title)*	/s/ Charles W. Filson
Charles W. Filson, President
(principal executive officer)

Date July 15, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles W. Filson
Charles W. Filson, President
(principal executive officer)

Date July 15, 2011

By (Signature and Title)*	/s/ Jay Johnson
Jay Johnson, Treasurer
(principal financial officer)

Date July 14, 2011

*	Print the name and title of each signing officer under his or her signature.